Net Income (loss) Per Share (Details 2) (Shares issuable upon the assumed exercise of options or vesting of restricted shares)	12 Months Ended
Dec. 31, 2011
Shares issuable upon the assumed exercise of options or vesting of restricted shares
Net Income (loss) Per Share
Securities not included in the computation of diluted earnings per share as their effects would have been anti-dilutive (in shares)	7,459,463